Accruals and Other Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Employee related liabilities	$ 3,037	$ 3,003
Liabilities for withholding tax	1,941	10,627
Liabilities for VAT	1,915	1,850
Liabilities for outstanding invoices	8,637	5,036
Other current liabilities	14,963	13,217
Total	$ 30,493	$ 33,733